Matthews Emerging Markets Small Companies Fund	September 30, 2022

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 94.5%

	Shares	Value

INDIA: 28.1%
Shriram City Union Finance, Ltd.	961,408	$20,531,541
Bandhan Bank, Ltd.[b,c,d]	5,872,973	19,095,465
Phoenix Mills, Ltd.	990,836	16,923,149
Lemon Tree Hotels, Ltd.[b,c,d]	12,992,281	13,755,926
Finolex Cables, Ltd.	1,191,546	6,835,846
Ashok Leyland, Ltd.	3,350,560	6,238,414
Marico, Ltd.	654,980	4,311,807
GMR Infrastructure, Ltd.[c]	7,823,651	3,394,994
Barbeque Nation Hospitality, Ltd.[c]	186,017	2,514,480
HEG, Ltd.	169,638	2,184,525
Rainbow Children’s Medicare, Ltd.	184,518	1,422,012

Total India		97,208,159

CHINA/HONG KONG: 21.2%
Ginlong Technologies Co., Ltd. A Shares	367,406	11,406,561
Silergy Corp.	720,000	9,390,204
Airtac International Group	285,431	6,530,453
Hainan Meilan International Airport Co., Ltd. H Shares[c]	1,979,000	4,728,328
Ginlong Technologies Co., Ltd. A Shares	137,341	4,235,129
Full Truck Alliance Co., Ltd. ADR[c]	516,311	3,381,837
AK Medical Holdings, Ltd.[b,d]	3,364,000	3,291,291
Zhihu, Inc. ADR[c]	3,092,571	3,278,125
Centre Testing International Group Co., Ltd. A Shares	1,120,674	3,187,788
Flat Glass Group Co., Ltd. H Shares[c]	1,229,000	2,973,881
SITC International Holdings Co., Ltd.	1,555,000	2,851,768
Innovent Biologics, Inc.[b,c,d]	885,500	2,721,422
Xtep International Holdings, Ltd.	2,529,500	2,662,421
OPT Machine Vision Tech Co., Ltd. A Shares	117,095	2,574,690
Peijia Medical, Ltd.[b,c,d]	3,210,000	2,504,803
Medlive Technology Co., Ltd.[b,d]	2,176,000	2,479,355
Morimatsu International Holdings Co., Ltd.[c,d]	2,341,000	2,368,386
Centre Testing International Group Co., Ltd. A Shares	585,338	1,676,351
CIFI Ever Sunshine Services Group, Ltd.[d]	2,684,000	991,283

Total China/Hong Kong		73,234,076

VIETNAM: 7.1%
Mobile World Investment Corp.	4,032,014	10,751,076
Military Commercial Joint Stock Bank[c]	9,614,722	7,978,133
FPT Corp.	1,449,888	4,866,941
Nam Long Investment Corp.	698,232	878,439

Total Vietnam		24,474,589

SOUTH KOREA: 6.3%
Ecopro BM Co., Ltd.	197,573	11,952,479
Hugel, Inc.[c]	99,317	7,023,189
Solus Advanced Materials Co., Ltd.	139,346	2,866,078

Total South Korea		21,841,746

INDONESIA: 6.3%
PT Mitra Adiperkasa Tbk[c]	130,901,900	9,087,310
PT Bank Tabungan Negara Persero Tbk	66,124,500	6,418,820
PT Summarecon Agung Tbk	159,573,216	6,221,643

Total Indonesia		21,727,773

	Shares	Value

TAIWAN: 6.3%
Andes Technology Corp.	590,000	$7,247,218
M31 Technology Corp.	407,000	4,592,993
Yageo Corp.	362,000	3,055,641
Poya International Co., Ltd.	211,610	2,609,445
Formosa Sumco Technology Corp.	565,000	2,409,641
Wiwynn Corp.	38,000	960,269
ASPEED Technology, Inc.	15,000	825,564

Total Taiwan		21,700,771

BRAZIL: 4.3%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,096,100	10,380,062
YDUQS Participacoes SA	1,747,800	4,681,882

Total Brazil		15,061,944

UNITED STATES: 4.0%
Legend Biotech Corp. ADR[c]	335,381	13,683,545

Total United States		13,683,545

CHILE: 3.7%
Parque Arauco SA	8,448,535	7,331,297
Lundin Mining Corp.	589,400	2,978,255
Banco de Credito e Inversiones SA	96,525	2,452,986

Total Chile		12,762,538

UNITED ARAB EMIRATES: 2.3%
Network International Holdings PLC[b,c,d]	2,327,969	7,875,860

Total United Arab Emirates		7,875,860

PHILIPPINES: 1.9%
Cebu Air, Inc.[c]	10,241,400	6,437,840

Total Philippines		6,437,840

MEXICO: 1.3%
Banco del Bajio SAb,d	1,765,300	4,462,446

Total Mexico		4,462,446

BANGLADESH: 1.0%
BRAC Bank, Ltd.	8,836,192	3,359,935

Total Bangladesh		3,359,935

TURKEY: 0.5%
Ford Otomotiv Sanayi AS	97,236	1,712,919

Total Turkey		1,712,919

THAILAND: 0.2%
Siam Wellness Group Public Co., Ltd. F Shares[c]	2,622,600	693,237

Total Thailand		693,237

RUSSIA: 0.0%
Moscow Exchange MICEX-RTS PJSC[c,e]	2,101,250	34,905
TCS Group Holding PLC GDR[c,d,e]	62,962	1,259

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets Small Companies Fund	September 30, 2022

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

HeadHunter Group PLC ADR[e]	15,800	$316

Total Russia		36,480

TOTAL COMMON EQUITIES		326,273,858

(Cost $341,037,918)

PREFERRED EQUITIES: 1.1%

BRAZIL: 1.1%
Banco Pan SA, Pfd.	2,974,000	3,848,197

Total Brazil		3,848,197

TOTAL PREFERRED EQUITIES		3,848,197

(Cost $5,600,050)

TOTAL INVESTMENTS: 95.6%		330,122,055
(Cost $346,637,968)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 4.4%		15,231,253

NET ASSETS: 100.0%		$345,353,308

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $56,186,568, which is 16.27% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $36,480 and 0.01% of net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Pfd.	Preferred

PJSC	Public Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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